Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income (loss) before income taxes	$ 391,868	$ (941,365)	$ 172,375
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	101,583	126,444	127,166
Provisions for loans and accounts receivable from customers and interbank loans	325,955	527,078	441,343
Provisions and write-offs for assets received in lieu of payment	282,176	4,006	18,284
Provisions for contingencies	1,038	3,119	507
Impairment	91	814,879	728
Net gain on sale of loans and accounts receivable from customers	(12,132)	(6,476)	(14,588)
Income received from Financial instruments at fair value through profit or loss	(60,655)	(64,410)	(92,959)
Income received from sale of Financial instruments at fair value through other comprehensive income	30,719	(58,092)	(33,867)
Net interest income	(976,307)	(866,437)	(900,418)
Fee and commission income	(226,809)	(204,378)	(244,196)
Fee and commission expense	73,267	63,379	69,792
Net foreign exchange gain (loss)	(149,165)	74,464	(27,626)
Net gain on sale of property, plant and equipment	(86)	131	(1,593)
Net gain on sale of assets received in lieu of payment	(5,758)	(3,287)	(5,671)
Net gain on sale of assets held for sale		(970)
Net gain on sale of participation in companies			(1,028)
Increase on deferred tax assets and liabilities	(40,345)	(109,848)	(33,727)
Other charges (credits) that do not represent cash flows	(508)	39,013	90,848
Subtotal	(265,068)	(602,750)	(434,630)
Loans and accounts receivable from customers and interbank loans	(2,344,142)	745,029	(1,254,664)
Investments under resale agreements	(21,841)	(45,109)	33,492
Obligations under repurchase agreements	(172,845)	79,394	(456,157)
Financial instruments at fair value through profit or loss	67,766	17,895	(55,236)
Financial instruments at fair value through other comprehensive income	188,134	(1,749,279)	(941,256)
Financial instruments at amortized cost	(89,802)	4,039	83,228
Other assets and liabilities	(426,903)	111,619	(41,251)
Time deposits and other time liabilities	(1,335,621)	(187,123)	1,499,076
Deposits and other demand liabilities	1,378,689	1,323,958	572,973
Foreign borrowings obtained	3,225,153	3,326,628	3,163,543
Repayment of foreign borrowings	(2,456,214)	(2,450,227)	(2,928,952)
Interest paid	(638,567)	(597,602)	(590,814)
Interest received	1,639,859	1,471,570	1,663,507
Net fee and commission income	117,759	110,902	171,682
Taxes paid	(103,018)	(152,593)	(152,681)
Repayment of other borrowings	29,312	157	(566)
Proceeds from sale of assets received in lieu of payment	18,097	26,247	23,203
Net cash flows provided by (used in) operating activities	(1,189,252)	1,432,755	354,497
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(46,170)	(67,675)	(65,716)
Sales of property, plant and equipment	98	157	18,263
Proceeds from sale of assets held for sale		1,550
Payments for investments in subsidiaries			(268,174)
Payments for investments in associates	(106)	(338)
Net cash flows provided by (used in) investing activities	(46,178)	(66,306)	(315,627)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowing obtained from the Central Bank of Chile	750,000	3,781,200
Payments of borrowings from the Central Bank of Chile		(1,524,000)
Debt instruments issued	794,125	408,402	649,321
Redemption of debt issued	(524,174)	(935,094)	(633,671)
Dividends paid	(2)	(127,086)	(51,347)
Payments of lease liabilities	(31,547)	(33,687)	(34,226)
Capital increase	825,305
Net cash flows provided by financing activities	1,813,707	1,569,735	(69,923)
Effect of changes in exchange rates	289,687	122,133	115,940
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	867,964	3,058,317	84,887
Cash and cash equivalents at the beginning of the year	4,506,256	1,447,939	1,363,052
Cash and cash equivalents at end of the year	5,374,220	4,506,256	1,447,939
Net increase (decrease) in cash and cash equivalents	$ 867,964	$ 3,058,317	$ 84,887